Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Components of Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following for the years ended December 31:

	2011	2010	2009
Current tax expense (benefit)
Federal tax benefit	$(21)	$(16)	$(22)
State tax expense (benefit)	200	95	(1)

Current tax expense (benefit)	179	79	(23)
Deferred tax expense (benefit)
Federal tax expense (benefit)	27,290	19,712	(77,260)
State tax expense (benefit)	8,455	4,012	(12,494)

Deferred tax expense (benefit)	35,745	23,724	(89,754)

	$35,924	$23,803	$(89,777)

Effective Income Tax Rate Reconciliation

Income tax expense (benefit) differed from amounts computed by applying the U.S. Federal income tax rate as follows for the years ended December 31:

	00000	00000	00000
	2011	2010	2009
Statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	3.6%	5.5%	3.6%
Statutory depletion	(0.5)%	(0.7)%	(0.5)%
Valuation allowance	7.3%	—%	—%
Other	0.7%	1.6%	(0.8)%

Effective tax rate	46.1%	41.4%	37.3%

Components of Deferred Tax Assets and Liabilities

Components of the deferred tax assets and liabilities are as follows at December 31:

	2011	2010
Deferred tax assets related to
Asset retirement obligations	$7,386	$6,238
Accrued expenses, allowance and other	9,755	3,266
Net operating loss carryforwards
Federal	142,920	122,791
State	13,097	10,174
Statutory depletion carryforwards	2,107	2,003
Alternative minimum tax credit carryforwards	308	308

	175,573	144,780
Less valuation allowance	(11,858)	(4,864)

Deferred tax asset	163,715	139,916
Deferred tax liabilities related to
Derivative instruments	(52,698)	(31,462)
Property and equipment	(125,737)	(77,288)
Inventories	(1,458)	(1,018)

Deferred tax liability	(179,893)	(109,768)

Net deferred tax asset (liability)	(16,178)	30,148
Less net current deferred tax asset (liability)	(23,704)	9,531

Long-term deferred tax asset	$7,526	$20,617